Segment information and revenue	12 Months Ended
Dec. 31, 2021
Segment information and revenue
Segment information and revenue

5     Segment information and revenue

5.1  Description of segments and principal activities

For the purpose of internal reporting and management’s operation review, the chief operating decision-makers and management personnel do not segregate the Group’s business by product or service lines for the years ended 31 December 2019 and 2020. Hence, the Group has only one operating segment and does not distinguish between markets or segments for the purpose of internal reporting for such periods.

In view of the increased scale of the banking business, and to help investors better understand the Group’s revenue structure, a new segment named “Virtual Bank Business” has been separately presented as segment from 2021 onwards, both in the internal reports utilised by the chief operating decision makers, as well as in the consolidated financial statements of the Group. The comparative figures in the note have been restated to conform with the new presentation. The Board believes that the above changes in segment information better reflect current market trends, as well as resource allocation and future business development of the Group.

As a result of this evaluation, the Group determined that it has operating segments as follows:

– Technology Solution

– Virtual Bank Business

5     Segment information and revenue (Continued)

5.1  Description of segments and principal activities (Continued)

As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses incurred in the PRC, no geographical segments are presented.

	Year ended December 31, 2019
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	—	2,385,924	(58,078)	2,327,846
Cost of revenue	—	(1,619,066)	58,078	(1,560,988)
Gross profit	—	766,858	—	766,858

Research and development expenses	(8,530)	(947,565)	—	(956,095)
Selling and marketing expenses	(7,144)	(628,529)	—	(635,673)
General and administrative expenses	(87,340)	(669,341)	—	(756,681)
Net impairment losses on financial and contract assets	—	(45,167)	—	(45,167)
Other income, gains or loss-net	(138)	(74,116)	—	(74,254)
Operating loss	(103,152)	(1,597,860)	—	(1,701,012)

Finance income	5,742	122,519	—	128,261
Finance costs	—	(174,831)	—	(174,831)
Finance costs – net	5,742	(52,312)	—	(46,570)
Share of losses of associate and joint venture	—	(14,854)	—	(14,854)
Loss before income tax	(97,410)	(1,665,026)	—	(1,762,436)

ASSETS
Segment Assets	554,747	9,253,339	(593,712)	9,214,374
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	423,786	—	423,786
Total assets	554,747	9,966,286	(593,712)	9,927,321

LIABILITIES
Segment Liabilities	113,830	5,320,146	(60,487)	5,373,489
Deferred income tax liabilities	—	33,291	—	33,291
Total Liabilities	113,830	5,353,437	(60,487)	5,406,780

Other segment information
Depreciation of property and equipment	3,374	124,012	—	127,386
Amortization of intangible assets	799	331,671	—	332,470
Additions of non-current assets except for goodwill and deferred income tax assets	84,016	630,160	—	714,176

5     Segment information and revenue (Continued)

5.1  Description of segments and principal activities (Continued)

	Year ended December 31, 2020
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	3,177	3,353,903	(44,790)	3,312,290
Cost of revenue	(20,953)	(2,092,671)	44,790	(2,068,834)
Gross profit	(17,776)	1,261,232	—	1,243,456

Research and development expenses	(27,395)	(1,145,895)	—	(1,173,290)
Selling and marketing expenses	(18,622)	(610,866)	—	(629,488)
General and administrative expenses	(106,291)	(728,626)	—	(834,917)
Net impairment losses on financial and contract assets	(712)	(133,807)	—	(134,519)
Other income, gains or loss-net	7,440	50,992	—	58,432
Operating loss	(163,356)	(1,306,970)	—	(1,470,326)

Finance income	—	77,237	—	77,237
Finance costs	(546)	(149,817)	—	(150,363)
Finance costs – net	(546)	(72,580)	—	(73,126)
Share of losses of associate and joint venture	—	(7,802)	—	(7,802)
Loss before income tax	(163,902)	(1,387,352)	—	(1,551,254)

ASSETS
Segment Assets	1,026,918	9,822,814	(818,197)	10,031,535
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	564,562	—	564,562
Total assets	1,026,918	10,676,537	(818,197)	10,885,258

LIABILITIES
Segment Liabilities	511,105	5,129,511	(60,721)	5,579,895
Deferred income tax liabilities	—	20,080	—	20,080
Total Liabilities	511,105	5,149,591	(60,721)	5,599,975

Other segment information
Depreciation of property and equipment	8,273	130,258	—	138,531
Amortization of intangible assets	10,720	271,977	—	282,697
Additions of non-current assets except for goodwill and deferred income tax assets	63,997	239,829	—	303,826

5     Segment information and revenue (Continued)

5.1  Description of segments and principal activities (Continued)

	Year ended December 31, 2021
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	34,320	4,098,734	(697)	4,132,357
Cost of revenue	(37,748)	(2,658,655)	697	(2,695,706)
Gross profit	(3,428)	1,440,079	—	1,436,651

Research and development expenses	(33,192)	(1,319,826)	—	(1,353,018)
Selling and marketing expenses	(38,042)	(550,338)	—	(588,380)
General and administrative expenses	(99,796)	(741,889)	—	(841,685)
Net impairment losses on financial and contract assets	(1,250)	(70,979)	—	(72,229)
Other income, gains or loss-net	91	13,830	—	13,921
Operating loss	(175,617)	(1,229,123)	—	(1,404,740)

Finance income	—	28,823	—	28,823
Finance costs	(310)	(76,327)	—	(76,637)
Finance costs – net	(310)	(47,504)	—	(47,814)
Share of losses of associate and joint venture	—	9,946	—	9,946
Loss before income tax	(175,927)	(1,266,681)	—	(1,442,608)

ASSETS
Segment Assets	2,032,344	7,377,469	(1,041,585)	8,368,228
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	683,218	—	683,218
Total assets	2,032,344	8,349,848	(1,041,585)	9,340,607

LIABILITIES
Segment Liabilities	1,459,125	4,097,004	(60,465)	5,495,664
Deferred income tax liabilities	—	9,861	—	9,861
Total Liabilities	1,459,125	4,106,865	(60,465)	5,505,525

Other segment information
Depreciation of property and equipment	14,195	121,780	—	135,975
Amortization of intangible assets	20,356	282,418	—	302,774
Additions of non-current assets except for goodwill and deferred income tax assets	44,107	201,940	—	246,047

5     Segment information and revenue (Continued)

5.2  Revenue

(a)  Disaggregation of revenue from contracts with customers

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
- Technology Solutions
Implementation	570,822	851,856	733,648
Transaction based and support revenue
- Operation support services	582,968	1,061,445	1,097,719
- Business origination services *	770,893	605,733	450,597
- Risk management services	327,120	362,530	534,071
- Cloud services platform	—	314,338	1,050,179
- Post‑implementation support services	36,000	55,678	49,447
- Others	40,043	57,533	182,376

- Virtual Bank Business

Interest and commission	—	3,177	34,320
	2,327,846	3,312,290	4,132,357
*	Within revenue of business origination services, there were revenues derived from guarantee model as disclosed in Note 2.22(b) at RMB13,657,000, RMB6,706,000 and RMB191,000 for the years ended December 31, 2019, 2020 and 2021, respectively.

5      Segment information and revenue (Continued)

5.2  Revenue (Continued)

(a)  Disaggregation of revenue from contracts with customers (Continued)

Disaggregation of revenue by timing of transfer of services over time or at a point in time is set out below:

	At a point
	in time	Over time	Total
Year ended December 31, 2019
Implementation	—	570,822	570,822
Transaction based and support revenue
- Operation support services	278,768	304,200	582,968
- Business origination services	770,893	—	770,893
- Risk management services	327,120	—	327,120
- Post‑implementation support services	—	36,000	36,000
- Others	37,354	2,689	40,043

	1,414,135	913,711	2,327,846

	At a point
	in time	Over time	Total
Year ended December 31, 2020
Implementation	—	851,856	851,856
Transaction based and support revenue
- Operation support services	453,720	607,725	1,061,445
- Business origination services	605,733	—	605,733
- Risk management services	362,530	—	362,530
- Cloud services platform	—	314,338	314,338
- Post-implementation support services	—	55,678	55,678
- Others	56,505	4,205	60,710

	1,478,488	1,833,802	3,312,290

	At a point
	in time	Over time	Total
Year ended December 31, 2021
Implementation	—	733,648	733,648
Transaction based and support revenue
- Operation support services	399,523	698,196	1,097,719
- Business origination services	450,597	—	450,597
- Risk management services	534,071	—	534,071
- Cloud services platform	—	1,050,179	1,050,179
- Post-implementation support services	—	49,447	49,447
- Others	181,004	35,692	216,696

	1,565,195	2,567,162	4,132,357

5     Segment information and revenue (Continued)

5.2  Revenue (Continued)

(a)  Disaggregation of revenue from contracts with customers (Continued)

During the years ended December 31, 2019, 2020 and 2021, the Group mainly operated in the PRC and most of the revenue were generated in PRC.

The major customers (and for the Group’s lending solution services, the parties to whom service fees were charged(i)) which contributed more than 10% of the total revenue of the Group for the years ended December 31, 2019, 2020 and 2021 are listed as below:

	For the year
	ended
	December 31,
	2019	2020	2021
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	42.90%	52.23%	56.03%
Lufax Holding Ltd (''Lufax'') and its subsidiaries	16.05%	11.32%	11.15%
	58.95%	63.55%	67.18%

The major customers (and for the Group’s lending solution services, the lender(ii)) which contributed more than 10% of the total revenue of the Group for the years ended December 31, 2019, 2020 and 2021 are listed as below:

	For the year
	ended
	December 31,
	2019	2020	2021
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	42.73%	52.13%	56.06%
Lufax and its subsidiaries	12.85%	10.36%	10.36%
	55.58%	62.49%	66.42%

Note:

(i)	The Group’s lending solution services revenue by parties charged represent the fees received/receivable by the Group from the respective customers.
(ii)	The Group’s lending solution services revenue by lenders represent the fees generated by the Group from loans facilitated through the Group’s platform for the respective customers as lenders.

5     Segment information and revenue (Continued)

5.2  Revenue (Continued)

(b)  Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	At December 31,
	2020	2021
	RMB’000	RMB’000
Contract assets
-Implementation	233,785	271,521
-Transaction based and support	95,628	39,582
- Business origination services	31,523	9,976
- Operation support services	58,211	17,449
- Post implementation support services	5,894	12,157

	329,413	311,103
Less: Impairment loss allowance
-Implementation	(48,970)	(72,266)
-Transaction based and support	(5,825)	(10,074)
- Business origination services	(9)	—
- Operation support services	(3,078)	(4,771)
- Post implementation support services	(2,738)	(5,303)

	(54,795)	(82,340)
	274,618	228,763

Less: Non-current contract assets	(16,788)	(868)
	257,830	227,895

	At December 31,
	2020	2021
	RMB’000	RMB’000
Contract liabilities
-Implementation	34,354	24,107
-Transaction based and support	121,876	149,155
-Post implementation support services	20,320	22,748
-Risk management services	8,301	21,629
-Operation support services	78,504	90,409
-Others	14,751	14,369

	156,230	173,262

Less: Non‑current contract liabilities	(17,683)	(19,418)
	138,547	153,844

Increase in contract assets during the year was in line with the growth of the Group’s contracted sales.

5     Segment information and revenue (Continued)

5.2  Revenue (Continued)

(b)  Contract assets and liabilities (Continued)

During the years ended December 31, 2019, 2020 and 2021, there were no material cumulative catch-up adjustments to revenue that affect the corresponding contract asset or contract liability, including adjustments arising from a change in the measure of progress, a change in an estimate of the transaction price or a contract modification, there were also no revenue recognized in the reporting year from performance obligations satisfied (or partially satisfied) in previous years.

(i)Revenue recognized in relation to contract liabilities

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Revenue recognized that was included in the contract liability balance at the beginning of the year	58,383	104,960	138,547

(ii)	Remaining performance obligations of long-term contracts

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long‑term contracts that are partially or fully unsatisfied at the end of each year
Expected to be recognized within one year	67,979	240,089	455,294
Expected to be recognized in one to two years	18,920	67,464	89,762
Expected to be recognized in two to three years	3,290	48,475	33,937
Expected to be recognized beyond three years	12,339	27,688	31,523
	102,528	383,716	610,516

The remaining performance obligations disclosed above represent post-implementation support services, risk management services and operation support services that have an original contractual term of more than one year. Moreover, the amounts disclosed above do not include variable consideration, which presently is fully constrained.